SHARE BASED COMPENSATION - Options Granted and Valuation assumptions (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2025 CAD ($) Y shares $ / shares	Sep. 30, 2025 shares
SHARE BASED COMPENSATION
Options Granted | shares	100,351	514,937
October 15, 2030
SHARE BASED COMPENSATION
Options Granted | shares	100,351
Exercise Price	$ 5.09
Fair Value | $	$ 416,876
Fair Value per Option	$ 4.15
Share Price at Grant	$ 4.85
Volatility	129.10%
Risk-Free Rate	2.42%
Expected life | Y	5
October 15, 2030 | Tranche one
SHARE BASED COMPENSATION
Share options, vesting percentage	0.50%
Share options, vesting period	12 months
October 15, 2030 | Tranche two
SHARE BASED COMPENSATION
Share options, vesting percentage	0.50%
Share options, vesting period	12 months
August 28, 2030
SHARE BASED COMPENSATION
Options Granted | shares	37,500
Exercise Price	$ 11.13
Fair Value | $	$ 359,000
Fair Value per Option	$ 9.57
Share Price at Grant	$ 11.13
Volatility	128.40%
Risk-Free Rate	2.69%
Expected life | Y	5
August 28, 2030 | Tranche one
SHARE BASED COMPENSATION
Share options, vesting percentage	0.33%
Share options, vesting period	12 months
August 28, 2030 | Tranche two
SHARE BASED COMPENSATION
Share options, vesting percentage	0.67%
Share options, vesting period	24 months
July 24, 2030
SHARE BASED COMPENSATION
Options Granted | shares	130,000
Exercise Price	$ 8.48
Fair Value | $	$ 947,000
Fair Value per Option	$ 7.28
Share Price at Grant	$ 8.48
Volatility	128.30%
Risk-Free Rate	2.83%
Expected life | Y	5
Share options, vesting period	36 months
July 23, 2030
SHARE BASED COMPENSATION
Options Granted | shares	62,500
Exercise Price	$ 12
Fair Value | $	$ 642,000
Fair Value per Option	$ 10.27
Share Price at Grant	$ 12
Volatility	127.40%
Risk-Free Rate	2.82%
Expected life | Y	5
Share options, vesting period	36 months
June 3, 2030
SHARE BASED COMPENSATION
Options Granted | shares	31,250
Exercise Price	$ 22
Fair Value | $	$ 610,000
Fair Value per Option	$ 19.52
Share Price at Grant	$ 23.44
Volatility	118.50%
Risk-Free Rate	2.86%
Expected life | Y	5
Share options, vesting period	36 months
April 24, 2030
SHARE BASED COMPENSATION
Options Granted | shares	28,125
Exercise Price	$ 18
Fair Value | $	$ 777,000
Fair Value per Option	$ 14.63
Share Price at Grant	$ 17.84
Volatility	116.40%
Risk-Free Rate	2.79%
Expected life | Y	5
April 24, 2030 | Tranche one
SHARE BASED COMPENSATION
Share options, vesting percentage	0.33%
Share options, vesting period	6 months
April 24, 2030 | Tranche two
SHARE BASED COMPENSATION
Share options, vesting percentage	0.67%
Share options, vesting period	24 months
April 24, 2030
SHARE BASED COMPENSATION
Options Granted | shares	53,125
Exercise Price	$ 18
Fair Value | $	$ 777,000
Fair Value per Option	$ 14.63
Share Price at Grant	$ 17.84
Volatility	116.40%
Risk-Free Rate	2.79%
Expected life | Y	5
April 24, 2030 | Tranche one
SHARE BASED COMPENSATION
Share options, vesting percentage	0.33%
Share options, vesting period	12 months
April 24, 2030 | Tranche two
SHARE BASED COMPENSATION
Share options, vesting percentage	0.67%
Share options, vesting period	24 months
March 17, 2030
SHARE BASED COMPENSATION
Options Granted | shares	6,250
Exercise Price	$ 18.8
Fair Value | $	$ 101,916
Fair Value per Option	$ 16.31
Share Price at Grant	$ 18.8
Volatility	131.40%
Risk-Free Rate	2.69%
Expected life | Y	5
Share options, vesting period	12 months
March 17, 2030
SHARE BASED COMPENSATION
Options Granted | shares	500,000
Exercise Price	$ 19.04
Fair Value | $	$ 971,331
Fair Value per Option	$ 1.94
Share Price at Grant	$ 18.8
Volatility	124.90%
Risk-Free Rate	2.69%
Expected life | Y	5
Share options, vesting period	36 months
February 28, 2030
SHARE BASED COMPENSATION
Options Granted | shares	37,500
Exercise Price	$ 21.68
Fair Value | $	$ 708,537
Fair Value per Option	$ 18.89
Share Price at Grant	$ 21.68
Volatility	132.90%
Risk-Free Rate	2.60%
Expected life | Y	5
Share options, vesting period	12 months
January 30, 2030
SHARE BASED COMPENSATION
Options Granted | shares	50,000
Exercise Price	$ 39.28
Fair Value | $	$ 1,719,366
Fair Value per Option	$ 34.39
Share Price at Grant	$ 39.28
Volatility	134.20%
Risk-Free Rate	2.79%
Expected life | Y	5
November 27, 2029
SHARE BASED COMPENSATION
Options Granted | shares	9,375
Exercise Price	$ 11.12
Fair Value | $	$ 78,589
Fair Value per Option	$ 8.38
Share Price at Grant	$ 11.12
Volatility	99.40%
Risk-Free Rate	3.13%
Expected life | Y	5
October 29, 2029
SHARE BASED COMPENSATION
Options Granted | shares	34,937
Exercise Price	$ 16.16
Fair Value | $	$ 425,291
Fair Value per Option	$ 12.17
Share Price at Grant	$ 16.16
Volatility	99.40%
Risk-Free Rate	3.04%
Expected life | Y	5